Corporate Information and Continuing Operations (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Corporate Information and Continuing Operations [Abstract]
Net loss	$ (2,120,930)	$ (2,575,024)	$ (1,677,868)	$ (1,722,866)	$ (1,478,185)	$ (2,536,828)	$ (6,373,822)	$ (5,737,879)	$ (7,675,550)	$ (7,947,622)
Accumulated deficit	(115,449,581)						(115,449,581)		(109,075,759)	$ (101,400,209)
Cash, cash equivalents and short-term investments	4,700,000						$ 4,700,000		$ 6,600,000
Date of incorporation							May 19, 1981
Accumulated deficit	$ 115,400,000						$ 115,400,000